Consolidated Statements Of Income And Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income And Comprehensive Income [Abstract]
Foreign currency translation, taxes		$ 13,100
Unrealized net gains on cash flow hedges, taxes
Unrealized net losses on cash flow hedges, taxes
Realized net losses on cash flow hedges, taxes